Share capital and other equity	12 Months Ended
Dec. 31, 2023
Share capital and other equity
Share capital and other equity

22 Share capital and other equity

Share capital consists of ordinary shares and preference shares and is measured as the number of shares allotted and fully paid, multiplied by the nominal value of a share. Other equity includes paid-in equity, merger reserve, capital redemption reserve and own shares held.

For accounting policy information refer to Accounting policy 3.10.

			Number of shares
	2023	2022	2023	2022
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	9,683	10,539	8,991,737	9,786,024
Cumulative preference shares of £1	0.5	0.5	483.0	483.0

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share.

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 1 January 2022	11,468	11,467,982
Share cancellation	(929)	(929,188)
Share consolidation	—	(752,770)
At 31 December 2022	10,539	9,786,024
Share cancellation	(856)	(794,287)
At 31 December 2023	9,683	8,991,737

Ordinary shares

There is no authorised share capital under the company’s constitution. At 31 December 2023, the directors had authority granted at the 2023 Annual General Meeting (AGM) to issue up to £520,573,270 nominal of ordinary shares other than by pre-emption to existing shareholders.

22 Share capital and other equity continued

On-market purchases

At the AGM in 2022, shareholders authorised the company to make market purchases of up to 1,122,905,024 ordinary shares. The authority was amended at the General Meeting held on 25 August 2022 to preserve the position as if the August 2022 share consolidation had not taken place.

The directors used the authority obtained at the 2022 AGM (2022 Authority) to carry out a share buyback programme (Programme) of up to £800 million, as announced to the market on 17 February 2023. The Programme's purpose is to reduce the ordinary share capital of NatWest Group. The maximum number of ordinary shares that could be purchased under the Programme was 966,284,391. This number reflects the impact on the 2022 Authority of the reduction in issued share capital following the off-market buyback announced on 28 March 2022.

The Programme commenced on 20 February 2023 and completed on 16 June 2023. The company purchased 301,380,053 ordinary shares (nominal value £324,563,134) at an average price of 265.4456 pence per ordinary share, for the total consideration of £799,999,997.76. All of the purchased ordinary shares were cancelled, representing 3.16% of the company's issued ordinary share capital. At the AGM in 2023, shareholders renewed the authority for the company to make market purchases of up to 966,778,930 ordinary shares.

The directors used the authority obtained at the 2023 AGM (2023 Authority) to carry out a Programme of up to £500 million, as announced to the market on 28 July 2023. The maximum number of ordinary shared that can be purchased under the Programme is 919,858,922. This number reflects the impact on the 2023 Authority of the reduction in issued share capital following the off-market buyback announced on 22 May 2023.

The Programme commenced on 31 July 2023 and will end no later than 14 March 2024. As at 31 December 2023 158,956,435 ordinary shares (nominal value £171,183,853) had been purchased by the company at an average price of 217.6375 pence per ordinary share for the total consideration of £345,948,738. All of the purchased ordinary shares were cancelled, representing 1.75% of the company's issued ordinary share capital.

Shareholders will be asked to renew the authority for the company to make market purchases of ordinary shares at the AGM in 2024.

Off-market purchases

At a General Meeting held on 6 February 2019, shareholders approved a special resolution authorising the company to make off-market purchases of up to 4.99% of its issued ordinary share capital in any 12-month period from HMT (or its nominee). Full details are set out in the Circular and Notice of General Meeting available at natwestgroup.com. Amendments to the Directed Buyback Contract were approved by the shareholders at a General Meeting on 25 August 2022. The authority for the company to make off-market purchases of its ordinary shares from HMT (or its nominee) under the terms of the Directed Buyback Contract was renewed at the AGM in 2023.

The company used the authority obtained at the 2023 AGM to make an off-market purchase of 469,200,081 ordinary shares (nominal value £505,292,395) in the company from HMT on 22 May 2023, at a price of 268.4 pence per ordinary share for the total consideration of £1,259,333,017, representing 4.95% of the company’s issued ordinary share capital. The company cancelled 336,200,081 of the purchased ordinary shares and transferred the remaining 133,000,000 ordinary shares to own shares held.

Shareholders will be asked to renew the authority for the company to make off-market purchases of its ordinary shares from HMT (or its nominee) at the AGM in 2024.

Dividends

In 2023 NatWest Group paid an interim dividend of £491 million, or 5.5 pence per ordinary share (2022 – £364 million, or 3.5 pence per ordinary share).

The company has announced that the directors have recommended a final dividend of £1.0 billion, or 11.5 pence per ordinary share (2022 – £1.0 billion, or 10.0 pence per ordinary share). The final dividend recommended by directors is subject to shareholders’ approval at the AGM on 23 April 2024. If approved, payment will be made on 29 April 2024 to shareholders on the register at the close of business on 15 March 2024. The ex-dividend date will be 14 March 2024.

Cumulative preference shares

At the AGM in 2023, shareholders renewed the authority for the company to make an off-market purchase of its preference shares. Shareholders will be asked to renew the authority at the AGM in 2024.

22 Share capital and other equity continued

Other equity

	2023	2022	2021
	£m	£m	£m
Additional Tier 1 notes
US$1.15 billion 8.000% notes callable August 2025 (1)	735	735	735
US$1.50 billion 6.000% notes callable December 2025 - June 2026 (2)	1,220	1,220	1,220
GBP£1.00 billion 5.125% notes callable May - November 2027 (3)	998	998	998
GBP£0.40 billion – March 2028 callable (4)	399	399	399
US$0.75 billion – June 2031 callable (5)	538	538	538
	3,890	3,890	3,890

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.314 per share.
(2)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of $2.191 (translated at applicable exchange rate) per share.
(3)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(4)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(5)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.462 (translated at applicable exchange rate) per share.

Paid-in equity - comprises equity instruments issued by the company other than those legally constituted as shares.

Additional Tier 1 instruments issued by NatWest Group plc having the legal form of debt are classified as equity under IFRS. The coupons on these instruments are non-cumulative and payable at the company’s discretion. In the event NatWest Group’s CET1 ratio falls below 7% any outstanding instruments will be converted into ordinary shares at a fixed price.

Capital recognised for regulatory purposes cannot be redeemed without Prudential Regulation Authority consent. This includes ordinary shares, preference shares and additional Tier 1 instruments.

Merger reserve - the merger reserve comprises the premium on shares issued to acquire NatWest Bank Plc less goodwill amortisation charged under previous GAAP.

Capital redemption reserve - under UK companies legislation, when shares are redeemed or purchased wholly or partly out of the company’s profits, the amount by which the company’s issued share capital is diminished must be transferred to the capital redemption reserve. The capital maintenance provisions of UK companies legislation apply to the capital redemption reserve as if it were part of the company’s paid up share capital. The nominal value of the shares bought back from HMT in March 2023 and via the Programme during 2023 have been transferred to the Capital redemption reserve.

Own shares held - at 31 December 2023, 12 million ordinary shares of £1.0769 each of the company (2022 –13 million) were held by employee share trusts in respect of share awards and options granted to employees. During 2023, the employee share trusts purchased no ordinary shares and delivered 1 million ordinary shares in satisfaction of the exercise of options and the vesting of share awards under the employee share plans. The company retains the flexibility to use newly issued shares, shares purchased by the NatWest Group Employee Share Ownership Trust and any available treasury shares to satisfy obligations under its employee share plans. The company does not use performance conditions or targets based on earnings per share (EPS), total shareholder return (TSR), and net asset value (NAV) in connection with its employee share plans.

As part of the shares bought back from HMT in March 2021 and May 2023, the company transferred 200 million ordinary shares and 133 million ordinary shares, respectively, to own shares held. The company has used a total of 146 million treasury shares to satisfy the exercise of options and the vesting of share awards under the employee share plans. The balance of ordinary shares held in treasury as at 31 December 2023 was 187 million.

NatWest Group plc optimises capital efficiency by maintaining reserves in subsidiaries, including regulated entities. Certain preference shares and subordinated debt are also included within regulatory capital. The remittance of reserves to the company or the redemption of shares or subordinated capital by regulated entities may be subject to maintaining the capital resources required by the relevant regulator.

UK law prescribes that only the reserves of the company are taken into account for the purpose of making distributions and in determining permissible applications of the share premium account.